UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

AB INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Institutional Funds, Inc. - AB Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Equity: Other - 31.1%
Diversified/Specialty - 22.8%
Armada Hoffler Properties, Inc.	97,170	$1,046,521
CA Immobilien Anlagen AG (a)	160,130	2,746,169
CBRE Group, Inc.-Class A (a)	73,410	2,053,278
Cheung Kong Property Holdings Ltd.	537,000	2,903,733
Duke Realty Corp.	276,470	5,565,341
East Japan Railway Co.	19,500	1,792,398
Folkestone Education Trust	561,570	894,447
Fonciere Des Regions	29,260	2,486,123
Fukuoka REIT Corp.	570	931,742
GPT Group (The)	1,298,550	4,542,434
Gramercy Property Trust	790,601	5,779,293
Hemfosa Fastigheter AB	265,456	2,623,111
IMMOFINANZ AG (a)	1,420,200	2,676,577
Kaisa Group Holdings Ltd. (a)(b)(c)(d)	4,266,000	427,650
Kennedy Wilson Europe Real Estate PLC	201,685	3,216,664
LendLease Group	162,734	1,519,623
Leopalace21 Corp. (a)	157,700	873,437
Merlin Properties Socimi SA	517,792	6,013,154
Mitsubishi Estate Co., Ltd.	248,000	4,909,575
Mitsui Fudosan Co., Ltd.	239,000	5,626,268
New World Development Co., Ltd.	2,607,044	2,130,786
Premier Investment Corp.	1,283	1,435,486
Sumitomo Realty & Development Co., Ltd.	173,000	4,849,584
Sun Hung Kai Properties Ltd.	343,908	3,720,011
TLG Immobilien AG	62,680	1,196,052
United Urban Investment Corp.	1,367	1,870,904
UOL Group Ltd. (d)	891,876	3,533,341

		77,363,702

Health Care - 4.8%
Assura PLC	1,353,710	1,051,251
LTC Properties, Inc.	83,647	3,724,801
Ventas, Inc.	148,720	8,227,190
Welltower, Inc.	49,980	3,109,756

		16,112,998

Triple Net - 3.5%
National Retail Properties, Inc.	118,980	5,109,001
Realty Income Corp.	122,170	6,815,864

		11,924,865

		105,401,565

Retail - 22.0%
Regional Mall - 7.4%
Pennsylvania Real Estate Investment Trust	184,580	3,614,076
Simon Property Group, Inc.	103,960	19,365,669
Westfield Corp.	284,677	2,026,502

		25,006,247

Shopping Center/Other Retail - 14.6%
Aeon Mall Co., Ltd.	131,700	2,012,822
Brixmor Property Group, Inc.	128,640	3,424,397
DDR Corp.	196,970	3,370,157

Company	Shares	U.S. $ Value
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,365,254	1,290,905
Kite Realty Group Trust	164,630	4,362,695
Klepierre	96,564	4,185,276
Link REIT	945,360	5,429,626
Mercialys SA	128,780	2,629,657
Ramco-Gershenson Properties Trust	239,979	4,101,241
Regency Centers Corp.	50,260	3,638,321
Retail Opportunity Investments Corp.	247,853	4,582,802
Scentre Group	1,558,721	4,869,066
Vastned Retail NV	63,199	2,767,036
Vicinity Centres	1,470,500	3,061,396

		49,725,397

		74,731,644

Residential - 20.9%
Multi-Family - 14.3%
AvalonBay Communities, Inc.	66,820	11,458,962
China Overseas Land & Investment Ltd.	678,000	1,985,270
China Resources Land Ltd.	1,474,000	3,654,358
CIFI Holdings Group Co., Ltd.	5,464,800	1,050,060
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,544,260	1,352,418
Equity LifeStyle Properties, Inc.	20,840	1,373,773
Equity Residential	51,220	3,948,550
Essex Property Trust, Inc.	16,780	3,575,986
Independence Realty Trust, Inc.	220,780	1,503,512
Japan Rental Housing Investments, Inc.	1,850	1,255,464
Mid-America Apartment Communities, Inc.	54,680	5,130,078
Mirvac Group	1,029,240	1,405,341
Sun Communities, Inc.	64,968	4,326,219
UNITE Group PLC (The)	174,890	1,608,348
Vonovia SE	52,583	1,602,664
Wing Tai Holdings Ltd. (d)	2,841,700	3,069,612

		48,300,615

Self Storage - 6.6%
Big Yellow Group PLC	226,570	2,495,201
CubeSmart	141,690	4,433,480
Extra Space Storage, Inc.	41,360	3,750,938
National Storage Affiliates Trust	185,741	3,230,036
Public Storage	16,003	4,057,721
Safestore Holdings PLC	394,790	1,932,143
Sovran Self Storage, Inc.	22,950	2,586,006

		22,485,525

		70,786,140

Office - 10.9%
Office - 10.9%
Allied Properties Real Estate Investment Trust	94,848	2,254,578
alstria office REIT-AG (a)(d)	371,452	4,627,532
Boston Properties, Inc.	69,874	8,120,058
Dream Office Real Estate Investment Trust	145,341	1,670,348
Highwoods Properties, Inc.	73,980	3,128,614
Hongkong Land Holdings Ltd.	628,800	3,961,969
ICADE	39,560	2,811,433
Investa Office Fund	544,460	1,522,775
Japan Prime Realty Investment Corp.	472	1,699,533
Kenedix Office Investment Corp.-Class A	689	3,491,140

Company	Shares	U.S. $ Value
Mori Hills REIT Investment Corp. (d)	1,448	1,834,305
Workspace Group PLC	144,750	1,669,878

		36,792,163

Industrials - 7.0%
Industrial Warehouse Distribution - 5.0%
DCT Industrial Trust, Inc.	125,370	4,486,992
GLP J-Reit	1,831	1,783,092
Granite Real Estate Investment Trust	116,180	3,176,361
Mexico Real Estate Management SA de CV (a)	646,790	764,905
PLA Administradora Industrial S de RL de CV (a)	775,030	1,237,467
Prologis, Inc.	94,418	3,726,679
Warehouses De Pauw CVA	22,470	1,822,343

		16,997,839

Mixed Office Industrial - 2.0%
Goodman Group	1,125,070	4,926,369
Kungsleden AB	283,260	1,894,257

		6,820,626

		23,818,465

Lodging - 5.6%
Lodging - 5.6%
Ashford Hospitality Trust, Inc.	554,249	3,081,624
Chesapeake Lodging Trust	186,680	4,689,402
Japan Hotel REIT Investment Corp.	1,575	1,196,108
Pebblebrook Hotel Trust	122,260	2,985,589
RLJ Lodging Trust	127,196	2,326,415
Summit Hotel Properties, Inc.	308,660	3,132,899
Wyndham Worldwide Corp.	24,820	1,610,818

		19,022,855

Mortgage - 1.3%
Mortgage - 1.3%
Blackstone Mortgage Trust, Inc.-Class A	62,500	1,548,750
Concentradora Hipotecaria SAPI de CV	1,086,000	1,508,853
First American Financial Corp.	43,640	1,499,907

		4,557,510

Total Common Stocks (cost $338,042,101)		335,110,342

WARRANTS - 0.3%
Real Estate - 0.3%
Developers - 0.3%
Daelim Industrial Co., Ltd., Deutsche Bank, expiring 9/18/17 (a)(e) (cost $1,188,324)	15,370	993,166

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (f)(g) (cost $1,661,776)	1,661,776	1,661,776

Total Investments Before Security Lending Collateral - 99.6% (cost $340,892,201)		337,765,284

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Exchange Reserves-Class I, 0.34% (f)(g) (cost $3,928,325)	3,928,325	3,928,325

Total Investments - 100.8% (cost $344,820,526) (h)		341,693,609
Other assets less liabilities - (0.8)%		(2,563,987)

Net Assets - 100.0%		$339,129,622

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	4,741	AUD	6,619	2/18/16	$(60,251)
Barclays Bank PLC	CNY	44,830	USD	6,984	2/18/16	157,397
Barclays Bank PLC	USD	2,675	CNY	17,426	2/18/16	(20,982)
BNP Paribas SA	MXN	62,850	USD	3,521	5/18/16	80,985
Credit Suisse International	SEK	28,955	USD	3,407	2/18/16	31,909
Credit Suisse International	USD	5,290	SEK	45,731	2/18/16	39,555
Credit Suisse International	USD	3,489	NOK	30,093	5/18/16	(25,583)
Deutsche Bank AG	USD	2,685	AUD	3,793	2/18/16	(2,749)
HSBC Bank USA	USD	7,593	GBP	4,983	2/18/16	(492,292)
Standard Chartered Bank	CNY	9,924	USD	1,536	2/18/16	25,148
Standard Chartered Bank	USD	2,649	CAD	3,522	2/18/16	(135,128)
State Street Bank & Trust Co.	AUD	17,237	USD	12,264	2/18/16	74,012
State Street Bank & Trust Co.	CAD	5,630	USD	4,270	2/18/16	251,524
State Street Bank & Trust Co.	EUR	4,226	USD	4,606	2/18/16	26,140
State Street Bank & Trust Co.	SEK	16,776	USD	1,946	2/18/16	(9,287)
State Street Bank & Trust Co.	USD	1,895	JPY	230,921	2/18/16	13,159
UBS AG	GBP	6,844	USD	10,472	2/18/16	719,540
UBS AG	USD	2,634	GBP	1,861	2/18/16	18,053
UBS AG	EUR	1,162	USD	1,265	5/18/16	2,496
UBS AG	USD	1,649	GBP	1,165	5/18/16	11,310

						$704,956

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Represents entire or partial securities out on loan.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the market value of this security amounted to $993,166 or 0.3% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,782,563 and gross unrealized depreciation of investments was $(28,909,480), resulting in net unrealized depreciation of $(3,126,917).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

January 31, 2016 (unaudited)

52.6%	United States
10.5%	Japan
7.3%	Australia
5.4%	Hong Kong
3.6%	France
3.5%	United Kingdom
2.2%	Germany
2.1%	China
2.1%	Canada
2.0%	Singapore
1.8%	Spain
1.6%	Austria
1.4%	Mexico
3.4%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Belgium, Netherlands, South Korea, Sweden and Turkey.

AB Institutional Funds, Inc. - AB Global Real Estate Investment Fund II

January 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Equity: Other	$42,482,296		$62,491,619		$427,650		$105,401,565
Retail	47,750,263		26,981,381		– 0	–	74,731,644
Residential	49,375,261		21,410,879		– 0	–	70,786,140
Office	19,801,130		16,991,033		– 0	–	36,792,163
Industrials	13,392,404		10,426,061		– 0	–	23,818,465
Lodging	17,826,747		1,196,108		– 0	–	19,022,855
Mortgage	4,557,510		– 0	–	– 0	–	4,557,510
Warrants	– 0	–	993,166		– 0	–	993,166
Short-Term Investments	1,661,776		– 0	–	– 0	–	1,661,776
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,928,325		– 0	–	– 0	–	3,928,325

Total Investments in Securities	200,775,712		140,490,247+		427,650		341,693,609
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,451,228		– 0	–	1,451,228
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(746,272)		– 0	–	(746,272)

Total(a),(b)	$200,775,712		$141,195,203		$427,650		$342,398,565

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $8,840,103 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $4,877,873 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks – Equity: Other		Total
Balance as of 10/31/15	$782,131		$782,131
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(354,481)		(354,481)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/16	$427,650		$427,650

Net change in unrealized appreciation/depreciationfrom investments held as of 1/31/16	$(354,481)		$(354,481)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 23, 2016